Loans And Borrowings - Summary of Lease liabilities (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized in profit or loss
Interest on lease liability	€ 2,157	€ 1,172	€ 5,808	€ 3,324	€ 4,733	€ 2,574	€ 0
Expenses relating to short-term leases and low value leases					311	336
Expenses of lease liabilities					5,044	2,910
Amount recognized in the statement of cash flows
Total cash outflow for leases					€ 6,695	€ 3,287